UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Quarter Ended: 9/30/06

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [ ]     is a restatement.
                                      [ ]     adds new holdings
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     JL Advisors, LLC
          ----------------
Address:  400 Madison Avenue, 5th Floor
          New York, NY 10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Lewittes
Title:    Managing Member
Phone:    (212) 593-2392

Signature, Place, and Date of Signing:


Michael Lewittes              New York, NY             November 10, 2006
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     28-
        ----------------          -------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     NONE

Form 13F Information Table Entry Total:                  45

Form 13F Information Table Value Total:         $ 1,781,924
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number     Name
                  28-
     ---             -----------------

     ---------------------------------

     [Repeat as necessary.]

     None

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ACCREDITED HOME LENDRS HLDG    COM              00437P107    16187  450400 SH       SOLE             SOLE      0    0
ADVANCED MAGNETICS INC         COM              00753P103    10249  300565 SH       SOLE             SOLE      0    0
AEROPOSTALE                    COM              007865108    53730 1838166 SH       SOLE             SOLE      0    0
ALCAN INC                      COM              013716105     8100  203163 SH       SOLE             SOLE      0    0
ANNTAYLOR STORES CORP          COM              036115103    14567  348000 SH       SOLE             SOLE      0    0
ARBITRON INC                   COM              03875Q108    12028  325000 SH       SOLE             SOLE      0    0
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    19533  948200 SH       SOLE             SOLE      0    0
BARR PHARMACEUTICALS INC       COM              068306109    28951  557391 SH       SOLE             SOLE      0    0
BEARINGPOINT INC               COM              074002106    23389 2975748 SH       SOLE             SOLE      0    0
BRUNSWICK CORP                 COM              117043109    41271 1323206 SH       SOLE             SOLE      0    0
CAPITAL ONE FINL CORP          COM              14040H105    65374  831100 SH       SOLE             SOLE      0    0
CAREMARK RX INC                COM              141705103    75487 1332040 SH       SOLE             SOLE      0    0
CHRISTOPHER & BANKS CORP       COM              171046105    37761 1280906 SH       SOLE             SOLE      0    0
CKE RESTAURANTS INC            COM              12561E105    42133 2519894 SH       SOLE             SOLE      0    0
CKX INC                        COM              12562M106    19646 1577982 SH       SOLE             SOLE      0    0
CVS CORP                       COM              126650100   106167 3305309 SH       SOLE             SOLE      0    0
DENDREON CORP                  COM              24823Q107     9301 2080794 SH       SOLE             SOLE      0    0
EL PASO CORP                   COM              28336L109    29997 2199200 SH       SOLE             SOLE      0    0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    46863 1439710 SH       SOLE             SOLE      0    0
ELECTRONIC ARTS INC            PUT              285512959     2385  900000     PUT  SOLE             SOLE      0    0
GAMESTOP CORP NEW              CL A             36467W109     9603  207500 SH       SOLE             SOLE      0    0
GAMESTOP CORP NEW              CL B             36467W208    63573 1421903 SH       SOLE             SOLE      0    0
HOUSTON EXPL CO                COM              442120101    56514 1024725 SH       SOLE             SOLE      0    0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108    11086 1895102 SH       SOLE             SOLE      0    0
ISHARES TR                     PUT              464287951     1600  500000     PUT  SOLE             SOLE      0    0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    54497 2674024 SH       SOLE             SOLE      0    0
LIMITED BRANDS INC             COM              532716107    90162 3403626 SH       SOLE             SOLE      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    71832 1686199 SH       SOLE             SOLE      0    0
MIDCAP SPDR TR                 PUT              595635953     5850 1500000     PUT  SOLE             SOLE      0    0
MULTIMEDIA GAMES INC           COM              625453105     5254  578668 SH       SOLE             SOLE      0    0
NASDAQ 100 TR                  PUT              631100954     1350 2000000     PUT  SOLE             SOLE      0    0
PETSMART INC                   COM              716768106    67666 2437530 SH       SOLE             SOLE      0    0
PHELPS DODGE CORP              COM              717265102    29909  353111 SH       SOLE             SOLE      0    0
PHILLIPS VAN HEUSEN CORP       COM              718592108    70094 1678090 SH       SOLE             SOLE      0    0
RCN CORP                       COM NEW          749361200     5660  200000 SH       SOLE             SOLE      0    0
REGAL ENTMT GROUP              CL A             758766109    25208 1271845 SH       SOLE             SOLE      0    0
ROSS STORES INC                COM              778296103    55552 2186230 SH       SOLE             SOLE      0    0
SEARS HLDGS CORP               COM              812350106   158186 1000606 SH       SOLE             SOLE      0    0
SHIRE PLC                      CALL             82481R906     9990 1665000     CALL SOLE             SOLE      0    0
SPDR TR                        PUT              78462F953     7250 2500000     PUT  SOLE             SOLE      0    0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    28624  500500 SH       SOLE             SOLE      0    0
STONE ENERGY CORP              COM              861642106    13758  339868 SH       SOLE             SOLE      0    0
WALGREEN CO                    COM              931422109    67348 1517181 SH       SOLE             SOLE      0    0
WENDYS INTL INC                COM              950590109   178932 2670622 SH       SOLE             SOLE      0    0
YANKEE CANDLE INC              COM              984757104    29307 1001278 SH       SOLE             SOLE      0    0